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                                            File No. 333-66757, 811-5626
                                            Filed under Rule 497(c)

GOLDEN AMERICAN LIFE INSURANCE COMPANY


                    PROSPECTUS SUPPLEMENT
                        JULY 21, 1999

                           to the
              Prospectuses  dated May 1, 1999 for
  the Deferred Combination Variable and Fixed Annuity Contracts
("GoldenSelect ES II/R/ Prospectus" and "GoldenSelect VALUE/R/ Prospectus")

      issued by Golden American Life Insurance Company

     The adviser of the Warburg Pincus Trust - International Equity Portfolio is now Credit Suisse Asset Management, LLC. The principal place of business of the Warburg Pincus Trust is 153 East 53rd
Street, New York, NY 10022.


This supplement should be retained with your GoldenSelect
Prospectus.






G3760 Supp3                                             7/99



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